Equity (Details) - USD ($)							6 Months Ended		12 Months Ended
		Mar. 24, 2025	Mar. 10, 2025	Jan. 03, 2025	Sep. 16, 2024	Jul. 11, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Jul. 16, 2025
Equity [Line Items]
Re-designation common stock				497,500,000
Authorized share capital (in Dollars)				$ 50,000
Post-reverse stock split		133,828	67,985		961,807				4,715,419
Proceeds amount (in Dollars)			$ 4,452,999
Warrants		3,345,698			24,045,181		9,660,677
Shares issued for share-based compensation							10,754,224
Grant date fair value (in Dollars)							$ 24,291,685
Share-based compensation expenses (in Dollars)							14,245,605	$ 81,546
Unrecognized share based compensation (in Dollars)							15,767,848
Senior unsecured original issue percentage					25.00%
Warrants term					5 years
Exercise price (in Dollars per share)					$ 0.166
Warrants modification (in Dollars)					$ 2,930,495
Warrant exercised							3,345,698
Warrant [Member]
Equity [Line Items]
Aggregate shares		3,345,698
Post-reverse stock split		133,828					386,427
Warrants		3,345,698
2022 Incentive Plan [Member]
Equity [Line Items]
Aggregate shares							3,349,520
Post-reverse stock split							133,981
Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
General Meeting of Shareholders [Member]
Equity [Line Items]
Post-reverse stock split							5,600,000
Ordinary shares, shares issued							140,000,000
General Meeting of Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Aggregate shares							142,500,000		117,885,481
Share-Based Payment Arrangement [Member]
Equity [Line Items]
Post-reverse stock split							430,169
High-Trend [Member]
Equity [Line Items]
Post-reverse stock split		100,000
Warrants		2,500,000
High-Trend [Member] | Warrant [Member]
Equity [Line Items]
Aggregate shares		3,345,698
Maximum [Member]
Equity [Line Items]
Reverse Stock Split Per Share (in Dollars per share)			$ 65.5
Share awards are vested term							3 years
Minimum [Member]
Equity [Line Items]
Reverse Stock Split Per Share (in Dollars per share)			$ 2.62
Share awards are vested term							1 year
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0025		$ 0.0025
Unissued shares per share (in Dollars per share)				$ 0.0001
Unissued shares				2,500,000
Ordinary shares, shares authorized	[1]						10,100,000		10,100,000
Voting rights				twenty
Existing common stock shares										1
Aggregate shares		2,500,000
Ordinary shares, shares issued	[1]						100,000
warrants settled							2,500,000
Class B Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Post-reverse stock split		100,000					100,000
Warrants		2,500,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001						$ 0.0025
Ordinary shares, shares authorized				2,500,000
Warrants modification (in Dollars)	[2]
Class B Ordinary Shares [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0025
Unissued shares										25
Ordinary shares, shares authorized										10,000,000
Post-reverse stock split							100,000
Ordinary shares, shares issued							2,500,000
Class B Ordinary Shares [Member] | General Meeting of Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Class B Ordinary Shares [Member] | High-Trend [Member]
Equity [Line Items]
Aggregate shares		2,500,000
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Ordinary shares, shares authorized										2,500,000
Class B Ordinary Shares [Member] | Maximum [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0025
Ordinary shares, shares authorized										10,100,000
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0025
Ordinary shares, shares authorized										100,000
Class B Ordinary Shares [Member] | Minimum [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0025
Ordinary shares, shares authorized										100,000
Common Class A [Member]
Equity [Line Items]
Re-designation common stock				497,500,000
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0025		$ 0.0025
Unissued shares per share (in Dollars per share)				$ 0.0001
Unissued shares				2,500,000
Ordinary shares, shares authorized	[1]						489,900,000		489,900,000
Voting rights				one			20
Existing common stock shares										1
Aggregate shares						20,000,000
Post-reverse stock split									4,715,419
Ordinary shares, shares issued	[1]						5,600,000		4,715,419
Common Class A [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001						$ 0.0025
Ordinary shares, shares authorized				497,500,000
Aggregate shares	[2]						67,985
Post-reverse stock split							2,000,000
Warrants modification (in Dollars)	[2]
Common Class A [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0025
Unissued shares										25
Ordinary shares, shares authorized										470,000,000
Post-reverse stock split							5,700,000
Ordinary shares, shares issued									117,885,481
Common Class A [Member] | General Meeting of Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Common Class A [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Authorized share capital (in Dollars)										$ 50,000
Ordinary shares, shares authorized										497,500,000
Common Class A [Member] | Maximum [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0025
Authorized share capital (in Dollars)										$ 1,250,000
Ordinary shares, shares authorized										489,900,000
Common Class A [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0025
Authorized share capital (in Dollars)										$ 50,000
Ordinary shares, shares authorized										19,900,000
Common Class A [Member] | Minimum [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0025
Authorized share capital (in Dollars)										$ 50,000
Ordinary shares, shares authorized										19,900,000
Post Reverse Stock Split [Member]
Equity [Line Items]
Post-reverse stock split							133,828
Exercise price (in Dollars per share)					$ 4.15
Private Placement [Member] | Common Class A [Member]
Equity [Line Items]
Ordinary shares, shares issued			1,699,618

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.
[2]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.